Cohen & Steers Short Duration Preferred and Income Active ETF Expense Example - Cohen & Steers Short Duration Preferred and Income Active ETF - ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 192